Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Total property and equipment	$ 152,415		$ 122,481	$ 64,201
Less accumulated depreciation and amortization	(27,827)		(24,753)	(14,843)
Property and equipment, net	124,588		97,728	49,358
Depreciation and amortization	3,695	$ 2,173	11,153	6,469
Charging stations and digital media screens
Property and Equipment
Total property and equipment	92,466		79,104	43,114
Construction in Progress
Property and Equipment
Total property and equipment	47,795		33,434	17,566
Capitalized research and development equipment
Property and Equipment
Total property and equipment	2,738		2,689	974
Leasehold improvements
Property and Equipment
Total property and equipment	962		856	552
Computer and office equipment
Property and Equipment
Total property and equipment	1,670		1,459	974
Capitalized software
Property and Equipment
Total property and equipment	888		888	0
Capitalized software
Property and Equipment
Total property and equipment	1,724		86	0
Furniture
Property and Equipment
Total property and equipment	229		229	210
Other fixed assets
Property and Equipment
Total property and equipment	$ 3,943		$ 3,736	$ 811